Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Mar. 31, 2023
US$ against RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.2203	6.8676
Average rate	7.1671	6.8516
US$ against EUR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.9267	0.9198
Average rate	0.9218	0.9603
US$ against HK$ [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.8259	7.8499
Average rate	7.8246	7.8389
US [Member] | US$ against RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1
US [Member] | US$ against EUR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1
US [Member] | US$ against HK$ [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1